Offerings - Offering: 1	Dec. 04, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	9,819,000
Proposed Maximum Offering Price per Unit | $ / shares	2.32
Maximum Aggregate Offering Price	$ 22,780,080
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,145.93
Offering Note	Consists of an aggregate of 9,819,000 shares of the Registrant’s Class A ordinary shares, par value $0.0001 per share (the “Class A ordinary Shares”), consisting of (i) an aggregate of 3,273,000 Class A ordinary shares that were issued to NVQ Investors Holding, LLC, a Delaware limited liability company (“NVQ Holding”) and Croma-Pharma GmbH, a company organized under the laws of Austria (“Croma”), as the first milestone achievement pursuant to a common stock purchase agreement (the “Stock Purchase Agreement”), by and among the Registrant, Croma, NVQ Holding and the other parties named therein; and (ii) up to an aggregate of 6,546,000 Class A ordinary shares that may be issued to Croma and NVQ Holding, respectively, as additional milestone achievements under the Stock Purchase Agreement (the “Additional Contingent Shares”). The actual number of Additional Contingent Shares issuable to Coma and NVQ Holding, if any, could be less than the 6,546,000 Additional Contingent Shares. As such, the Registrant may not issue all of the Additional Contingent Shares registered for resale in this registration statement. This presentation is not intended to constitute an indication or prediction of whether any of the future milestones will be achieved. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions.Estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act of 1933 based on the average of the high and low prices of the Registrant’s Class A ordinary shares quoted on The Nasdaq Stock Market LLC on December 2, 2025.